Intangible Assets, Net (Details 1) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Intangible Assets, Net/Goodwill [Abstract]
2018		$ 6,407
2019		5,272
2020		3,322
2021		1,114
2022		1,090
Estimated amortization expenses for the intangible assets	$ 20,588	$ 20,004	$ 16,514	$ 15,498	$ 13,262